Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40678
Entity Registrant Name	EUDA HEALTH HOLDINGS LIMITED
Entity Central Index Key	0001847846
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	60 Kaki Bukit Place, #03-01
Entity Address, City or Town	Eunos Techpark
Entity Address, Country	SG
Entity Address, Postal Zip Code	415979
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	true
Entity Common Stock, Shares Outstanding	37,153,049
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6743	5395
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of EUDA Health Holdings Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, the related consolidated statements of operations and comprehensive income, shareholders’ deficit, and cash flows for the year ended December 31, 2024, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	J&S Associate PLT	Marcum Asia CPAs LLP
Auditor Location	Kuala Lumpur, Malaysia	New York, NY
Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	EUDA
Security Exchange Name	NASDAQ
Redeemable Warrants
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	EUDAW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	60 Kaki Bukit Place, #03-01
Entity Address, City or Town	Eunos Techpark
Entity Address, Country	SG
Entity Address, Postal Zip Code	415979
City Area Code	+65
Local Phone Number	6327 1110
Contact Personnel Name	Alfred Lim
Contact Personnel Email Address	alfred.lim@euda.com